Interim Condensed Consolidated Statements of Cash Flows (unaudited) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Cash flows from operating activities
Net income	$ 3,509	$ 3,172
Adjustments for non-cash items and others
Provision for credit losses	419	514
Depreciation	333	150
Deferred income taxes	14	(171)
Amortization and impairment of other intangibles	311	293
Net changes in investments in joint ventures and associates	(22)	(15)
Losses (Gains) on investment securities	(12)	(49)
Losses (Gains) on disposition of businesses	8
Adjustments for net changes in operating assets and liabilities
Insurance claims and policy benefit liabilities	858	512
Net change in accrued interest receivable and payable	(98)	122
Current income taxes	(255)	(159)
Derivative assets	7,578	9,223
Derivative liabilities	(3,932)	(8,472)
Trading securities	1,504	(9,915)
Loans, net of securitizations	(11,635)	(13,151)
Assets purchased under reverse repurchase agreements and securities borrowed	(17,226)	(3,058)
Obligations related to assets sold under repurchase agreements and securities loaned	27,805	17,715
Obligations related to securities sold short	555	995
Deposits, net of securitizations	17,236	15,482
Brokers and dealers receivable and payable	(644)	(478)
Other	(6,362)	(1,483)
Net cash from (used in) operating activities	19,944	11,227
Cash flows from investing activities
Change in interest-bearing deposits with banks	7,016	(2,182)
Proceeds from sales and maturities of investment securities	16,804	18,304
Purchases of investment securities	(35,200)	(20,668)
Net acquisitions of premises and equipment and other intangibles	(745)	(561)
Net cash from (used in) investing activities	(12,125)	(5,107)
Cash flows from financing activities
Issuance of subordinated debentures	1,500
Repayment of subordinated debentures	(2,000)
Issue of common shares, net of issuance costs	16	9
Common shares purchased for cancellation	(727)	(348)
Issue of preferred shares, net of issuance costs		350
Redemption of preferred shares	(8)	(250)
Sales of treasury shares	1,599	1,611
Purchases of treasury shares	(1,613)	(1,632)
Dividends paid	(1,567)	(1,483)
Dividends/distributions paid to non-controlling interests	(1)
Change in short-term borrowings of subsidiaries	2,779	4,860
Repayment of lease liabilities	(141)
Net cash from (used in) financing activities	(163)	3,117
Effect of exchange rate changes on cash and due from banks	154	587
Net change in cash and due from banks	7,810	9,824
Cash and due from banks at beginning of period	26,310	30,209
Cash and due from banks at end of period	34,120	40,033
Cash flows from operating activities include:
Amount of interest paid	4,757	4,748
Amount of interest received	9,751	9,660
Amount of dividends received	658	493
Amount of income taxes paid	$ 875	$ 791